Securities Act Registration No. 333 -174926

Investment Company Act Registration No. 811 -22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___ ☐

Post-Effective Amendment No. 7 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 9 ☒

(Check appropriate box or boxes.)

LEADER FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

15 W. Mill Plain Blvd.

Suite 204

Vancouver, WA 98660

(Name and Address of Agent for Service)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

With copy to:

John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211	Richard Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 5 to the Trust’s Registration Statement filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on January 3, 2020 (SEC Accession No 0001580642-20-000044).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Vancouver, State of Washington, on January 15, 2020.

LEADER FUNDS TRUST

By: _/s/ John E. Lekas_______________________

      John E. Lekas

    Trustee, President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ John E. Lekas	January 15, 2020
John E. Lekas, Trustee, President and Treasurer	Date
(Principal Executive Officer and Principal Financial Officer)

*	January 15, 2020
Andrew Rogers, Trustee	Date

*	January 15, 2020
Martin Kehoe, Trustee	Date

*	January 15, 2020
Raymond A. Davis, Trustee	Date

*By	/s/ John E. Lekas	Dated: January 15, 2020
Attorney-in-Fact

 *Powers of Attorney previously filed on April 24, 2019 in the Registrant's Post-Effective Amendment No. 1 and hereby incorporated by reference.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase